Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 37,309,902	€ 23,120,929	[1]	€ 9,886,339
Acquired through business combination				321,880
Additions	11,675,156	19,953,697		14,261,146
Disposals	0	(58,472)
Transfers		(30,734)
Amortization for the period	(4,452,839)	(5,676,012)		(1,348,436)
Translation differences	(468)	494
Ending balance	44,531,751	37,309,902		23,120,929	[1]
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44,792,968	24,927,983		10,344,957
Ending balance	56,467,656	44,792,968		24,927,983
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7,483,066)	(1,807,054)		(458,618)
Ending balance	(11,935,905)	(7,483,066)		(1,807,054)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,841,816	3,390,078		967,074
Acquired through business combination				159,337
Additions	913,221	2,275,237		2,544,050
Disposals		(5,463)
Transfers		0
Amortization for the period	(526,551)	(818,530)		(280,383)
Translation differences	(438)	494
Ending balance	5,228,048	4,841,816		3,390,078
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,020,434	3,750,166		1,046,779
Ending balance	6,933,217	6,020,434		3,750,166
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,178,618)	(360,088)		(79,705)
Ending balance	(1,705,169)	(1,178,618)		(360,088)
Patents and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	831,214	681,892		198,846
Acquired through business combination				162,543
Additions	13,337	261,290		361,731
Disposals		0
Transfers		0
Amortization for the period	(67,926)	(111,968)		(41,228)
Translation differences	(15)	0
Ending balance	776,610	831,214		681,892
Patents and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,004,120	742,830		218,556
Ending balance	1,017,442	1,004,120		742,830
Patents and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(172,906)	(60,938)		(19,710)
Ending balance	(240,832)	(172,906)		(60,938)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,515,038	19,035,459		8,720,419
Acquired through business combination				0
Additions	10,384,027	17,308,836		11,341,865
Disposals		(53,009)
Transfers		(30,734)
Amortization for the period		(4,745,514)		(1,026,825)
Translation differences		0
Ending balance		31,515,038		19,035,459
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,646,580	20,421,487		9,079,622
Ending balance		37,646,580		20,421,487
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,131,542)	(1,386,028)		(359,203)
Ending balance		(6,131,542)		(1,386,028)
Internally Developed Intandibles
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,515,038
Additions	10,384,027
Amortization for the period	(3,858,362)
Translation differences	(15)
Ending balance	38,040,688	31,515,038
Internally Developed Intandibles | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,646,580
Ending balance	48,030,592	37,646,580
Internally Developed Intandibles | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(6,131,542)
Ending balance	(9,989,904)	(6,131,542)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,834	13,500		0
Acquired through business combination				0
Additions	364,571	108,334		13,500
Disposals		0
Transfers		0
Amortization for the period		0		0
Translation differences		0
Ending balance	486,405	121,834		13,500
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,834	13,500		0
Ending balance	486,405	121,834		13,500
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0		0
Ending balance	€ 0	€ 0		€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.